Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 8: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria and Infraco Limited, all of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings’ Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company’s subsidiaries. The total annual lease payments are in aggregate €1,046 (approximately $1,191) pursuant to two lease agreements that continue to be effective until either party terminates the agreement and other lease agreements that expire through 2030. These payments are subject to annual adjustments, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year. See also Note 15.

Purchase of services: The Company utilized its former affiliate company, Acropolis, as a broker until the sale of its investment on December 6, 2018. Commissions charged from Acropolis for each of the three and six month periods ended June 30, 2019 and 2018 were $0. Included in the trade accounts payable at both June 30, 2019 and December 31, 2018 was an amount due to Acropolis of $76.

Management fees: Navios Holdings provides commercial and technical management services to Navios Partners’ vessels for a daily fixed fee. This daily fee covers all of the vessels’ operating expenses, including the cost of drydock and special surveys. In November 2017, the Company amended its existing management agreement to fix the fees for ship management services of its owned fleet at: (i) $4.2 daily rate per Ultra-Handymax vessel; (ii) $4.3 daily rate per Panamax vessel; (iii) $5.25 daily rate per Capesize vessel; (iv) $6.7 daily rate per container vessel of TEU 6,800; (v) $7.4 daily rate per container vessel of more than TEU 8,000; and (vi) $8.75 daily rate per very large container vessel of more than TEU 13,000 through December 31, 2019 (Refer to Note 15). For the three month periods ended June 30, 2019 and 2018, certain extraordinary fees and costs related to regulatory requirements under Navios Partners’ management agreement amounted to $1,680 and $0, respectively, and are presented under the caption “Other income/ (expense), net”. For the six month periods ended June 30, 2019 and 2018, certain extraordinary fees and costs related to regulatory requirements under Navios Partners’ management agreement amounted to $3,780 and $0, respectively, and are presented under the caption “Other income/ (expense), net”. Drydocking expenses will be reimbursed by Navios Partners at cost at occurrence. Total management fees for the three month periods ended June 30, 2019 and 2018 amounted to $16,497 and $17,382 respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $33,106 and $34,072, respectively, and are presented net under the caption “Direct vessel expenses”.

Navios Holdings provides commercial and technical management services to Navios Acquisition’s vessels for a daily fee that was fixed. This daily fee covers all of the vessels’ operating expenses, other than certain fees and costs. Actual operating costs and expenses would be determined in a manner consistent with how the initial fixed fees were determined. In May 2016, Navios Holdings amended its agreement with Navios Acquisition to fix the fees for ship management services of Navios Acquisition owned fleet at a daily fee of (i) $6.35 per MR2 product tanker and chemical tanker vessel; (ii) $7.15 per LR1 product tanker vessel; and (iii) $9.5 per VLCC through May 2018. In May 2018, Navios Holdings amended its agreement with Navios Acquisition to fix the fees for ship management services of Navios Acquisition owned fleet at a daily fee of (i) $6.5 per MR2 product tanker and chemical tanker vessel; (ii) $7.15 per LR1 product tanker vessel; and (iii) $9.5 per VLCC through May 2020 (Refer to Note 15). For the three month periods ended June 30, 2019 and 2018 certain extraordinary fees and costs related to regulatory requirements under Navios Acquisition’s management agreement amounted to $2,100 and $0, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $3,990 and $0, respectively, and are presented under the caption “Other income/ (expense), net”. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels. Following the merger of Navios Maritime Midstream Partners L.P. (“Navios Midstream”) with Navios Acquisition completed on December 13, 2018, the management agreement also covers vessels acquired. Total management fees for the three month periods ended June 30, 2019 and 2018 amounted to $26,925 and $22,913, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $54,831 and $46,312, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated December 13, 2013, Navios Holdings provides commercial and technical management services to Navios Europe I’s tanker and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the three month periods ended June 30, 2019 and 2018 amounted to $4,773 and $5,154, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $9,488 and $10,377, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated November 18, 2014, as further amended in October 2016, Navios Holdings provides commercial and technical management services to Navios Midstream’s vessels for a daily fixed fee of $9.5 per owned VLCC vessel, effective through December 31, 2018. Drydocking expenses under this agreement will be reimbursed at cost at occurrence for all vessels. The term of this agreement is for a period of five years. Total management fees for the three and six month periods ended June 30, 2018 amounted to $5,187 and $10,251, respectively, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 5, 2015, Navios Holdings provides commercial and technical management services to Navios Europe II’s dry bulk and container vessels. The term of this agreement is for a period of six years. Management fees under this agreement will be reimbursed at cost at occurrence. Total management fees for the three month periods ended June 30, 2019 and 2018 amounted to $5,885 and $5,540, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $12,380 and $10,801, and are presented net under the caption “Direct vessel expenses”.

Pursuant to a management agreement dated June 7, 2017, as amended in November 2017, in April 2018 and in June 2018, Navios Holdings provides commercial and technical management services to Navios Containers’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by Navios Holdings is a daily fee of $6.1 per day for up to 5,500 TEU container vessels, $6.7 per day for above 5,500 TEU and up to 8,000 TEU container vessels and $7.4 per day for above 8,000 TEU and up to 10,000 TEU container vessels until the end of 2019 (Refer to Note 15). For the three and six month periods ended June 30, 2019, certain extraordinary fees and costs related to regulatory requirements under Navios Containers’ management agreement amounted to $1,470 and $2,940, respectively, and have been eliminated upon consolidation. Drydocking expenses under this agreement are reimbursed by Navios Containers at cost. Total management fees for the three and six month periods ended June 30, 2019 amounted to $16,408 and $32,131, respectively, and have been eliminated upon consolidation. Total management fees for the three and six month periods ended June 30, 2018 amounted to $12,449, and $24,088, respectively, and are presented net under the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. The Navios Partners Guarantee provides for a maximum possible payout of $20,000 by the Company to Navios Partners. Premiums that are calculated on the same basis as the restructured charter insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of June 30, 2019, Navios Partners has submitted one claim under this agreement to the Company. As of June 30, 2019 and December 31, 2018, the fair value of the claim was estimated at $14,362 and $18,001, respectively, and the change in estimate of the guarantee claim of $3,638 recorded during the three month period ended June 30, 2019 was included in “Other income/ (expense), net”. The final settlement of the amount due will be made at specific dates, in accordance with a signed letter of agreement between the parties.

General and administrative expenses incurred on behalf of affiliates/Administrative fee revenue from affiliates: Navios Holdings provides administrative services to Navios Partners. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Holdings extended the duration of its existing administrative services agreement with Navios Partners until December 31, 2022, pursuant to its existing terms (Refer to Note 15). Total general and administrative fees for the three month periods ended June 30, 2019 and 2018 amounted to $2,537 and $2,330, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $5,127 and $4,580, respectively.

Navios Holdings provides administrative services to Navios Acquisition. Navios Holdings extended the duration of its existing administrative services agreement with Navios Acquisition until May 2020 pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services (Refer to Note 15). Total general and administrative fees for the three month periods ended June 30, 2019 and 2018 amounted to $2,761 and $2,188, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $5,626 and $4,435, respectively.

Following the merger of Navios Midstream with Navios Acquisition completed on December 13, 2018, the administrative services agreement also covers vessels acquired.

Navios Holdings provides administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021, pursuant to its existing terms. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services (Refer to Note 15). Total general and administrative fees for the three month periods ended June 30, 2019 and 2018 amounted to $286 and $250, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $572 and $500, respectively. The general and administrative fees have been eliminated upon consolidation.

Pursuant to an administrative services agreement dated December 13, 2013, Navios Holdings provides administrative services to Navios Europe I’s tanker and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the three month periods ended June 30, 2019 and 2018 amounted to $406 and $332, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $808 and $660, respectively.

Pursuant to an administrative services agreement dated November 18, 2014, Navios Holdings provides administrative services to Navios Midstream. The term of this agreement is for a period of five years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees for the three and six month periods ended June 30, 2018 amounted to $375 and $744, respectively.

Pursuant to an administrative services agreement dated June 5, 2015, Navios Holdings provides administrative services to Navios Europe II’s dry bulk and container vessels. The term of this agreement is for a period of six years. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2019 and 2018 amounted to $613 and $509, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $1,220 and $1,012, respectively.

Pursuant to the administrative services agreement dated June 7, 2017, Navios Holdings provides administrative services to Navios Containers. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party (Refer to Note 15). Total general and administrative fees attributable to this agreement for the six month period ended June 30, 2019 amounted to $3,941 and have been eliminated upon consolidation. Total general and administrative fees attributable to this agreement for the three month period ended June 30, 2019 and 2018, amounted to $2,008 and $1,393, respectively, and for the six month periods ended June 30, 2019 and 2018 amounted to $3,941 and $2,700, respectively.

Balance due to/from affiliates (excluding Navios Europe I and Navios Europe II): Balance due to Navios Partners as of June 30, 2019 amounted to $9,950 (December 31, 2018: $34,765), and the Long-term payable to Navios Partners amounted to $38,063 (December 31, 2018: $17,891). Balance due from Navios Acquisition as of June 30, 2019 amounted to $3,454 (December 31, 2018: $10,113), and the Long-term payable to Navios Acquisition amounted to $18,689 (December 31, 2018: $13,847). Balance due from Navios Containers as of June 30, 2019 amounted to $7,638 (December 31, 2018: $4,065), and the Long-term payable to Navios Containers amounted to $8,195 (December 31, 2018: $7,862) and have been eliminated upon consolidation. The balances mainly consisted of management fees, administrative fees, drydocking, ballast water treatment system and other expenses prepaid by the affiliates according to our management agreements and other amounts payable to affiliates.

Omnibus agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have granted a right of first refusal to Navios Containers over any container vessels to be sold or acquired in the future, subject to significant exceptions that would allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of June 30, 2019, Navios Holdings had not exercised any part of that option.

Sale of vessels and sale of rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company’s ownership interest in Navios Partners. As of June 30, 2019 and December 31, 2018, the unamortized deferred gain for all vessels and rights sold totaled $7,471 and $8,126, respectively. For the three month periods ended June 30, 2019 and 2018, Navios Holdings recognized $328 and $473, respectively, of the deferred gain in “Equity in net losses of affiliated companies” and for the six month periods ended June 30, 2019 and 2018, Navios Holdings recognized $656 and $946, respectively, of the deferred gain in “Equity in net losses of affiliated companies”.

Participation in offerings of affiliates: Refer to Note 13 for Navios Holdings’ participation in Navios Acquisition’s and Navios Partners’ offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units. Navios Holdings has entered into additional share purchase agreements on December 30, 2016, March 3, 2017, March 23, 2017, March 31, 2017, January 11, 2018, February 21, 2018, December 20, 2018 and February 1, 2019 for the purchase up to a total of 1,754,981 general partnership interests.

Balance due from Navios Europe I: Balance due from Navios Europe I as of June 30, 2019 amounted to $18,026 (December 31, 2018: $12,013) which included the net current receivable amount of $13,198 (December 31, 2018: $7,769) mainly consisting of management fees, drydocking, ballast water treatment system and other expenses, accrued interest income earned under the Navios Revolving Loans I (as defined in Note 13) and other expenses and the non-current amount receivable of $4,828 (December 31, 2018: $4,244) related to the accrued interest income earned under the Navios Term Loans I (as defined in Note 13).

The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of June 30, 2019, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans I is $23,125 (December 31, 2018: $19,125), under the caption “Loan receivable from affiliate companies”. During 2019, Navios Holdings funded with $4,000 Navios Europe I under the Navios Revolving Loans I. As of June 30, 2019, the amount undrawn under the Revolving Loans I was $2,000, of which Navios Holdings may be required to fund an amount ranging from $0 to $2,000.

On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the Navios Revolving Loans I and the Navios Term Loans I (including the respective accrued receivable interest), with a total carrying value of $21,384 for a total consideration of $33,473, comprised of $4,050 in cash and 13,076,923 (before reverse stock split) newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners’ trading price as of the closing of the transaction). The Company evaluated this transaction in accordance with ASC 860, classifying it as a secured borrowing arrangement. At the date of this transaction, the Company recognized a long-term liability of $33,473, including a premium of $12,089 which will be amortized through “Interest expense and finance cost, net” over the term of the loans until 2023, and is included within “Long-term payable to affiliate companies”. Navios Holdings may be required from Navios Partners, under certain conditions, to repurchase the loans after the third anniversary of the date of the transaction based on the then-outstanding balance of the loans. See also Note 13. As of June 30, 2019 and December 31, 2018, the long-term payable to Navios Partners amounted to $36,205 and $35,417, respectively, including the unamortized premium of $7,392 and $8,359, respectively.

Balance due from Navios Europe II: Balance due from Navios Europe II as of June 30, 2019, amounted to $15,057 (December 31, 2018: $5,312), which included the net current receivable amount of $11,917 (December 31, 2018: $470 net current payable), mainly consisting of management fees, drydocking, ballast water treatment system and other expenses and accrued interest income earned under the Navios Revolving Loans II (as defined in Note 13) and other expenses and the net non-current amount receivable of $3,140 (December 31, 2018: $5,782) related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 13).

The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.

As of June 30, 2019, the outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans II was $16,938 (December 31, 2018: $16,938), under the caption “Loan receivable from affiliate companies.” As of June 30, 2019, the amount undrawn from the Navios Revolving Loans II was $4,503, of which Navios Holdings may be required to fund an amount ranging from $0 to $4,503.

Secured credit facility with Navios Logistics: On April 25, 2019, Navios Holdings entered into a secured credit facility of $50,000 with Navios Logistics to be used for general corporate purposes, including the repurchase of 2022 Notes. The credit facility is available in multiple drawings, has an arrangement fee of $500, a fixed interest rate of 12.75% for the first year and a fixed interest rate of 14.75% for the second year, payable annually. The secured credit facility includes negative covenants substantially similar to the 2022 Notes and customary events of default. The credit facility matures in April 2021. As of September 12, 2019, $50,000 was drawn under this facility of which $18,726 was used to acquire the 2022 Notes from Navios Logistics and the remaining amount was used to repurchase 2022 Notes.